Private Placement (Details Narrative) - COLUMBUS CIRCLE CAPITAL CORP I [Member] - $ / shares		6 Months Ended	9 Months Ended
	May 19, 2025	Dec. 31, 2024	Sep. 30, 2025	May 31, 2025	Jun. 25, 2024
Warrant exercisable days			30 days
Sale of stock price		$ 10.00			$ 10.00
Business Combination, Series of Individually Immaterial Business Combinations [Member]
Completion of the initial business combination			30 days
Obligation to redeem public shares percentage			100 days
Common Class A [Member]
Number of units issued	1	1
Price per share	$ 11.50
Number of ordinary shares	1
Sale of stock price		$ 11.50
Sponsor [Member]
Price per share				$ 0.003	$ 0.004
Private Placement [Member]
Number of units issued			705,000
Price per share		$ 10.00	$ 10.00
Warrant exercisable days			30 days
Sale of stock number of shares issued		665,000
Sale of stock price			$ 10.00
Private Placement [Member] | Public Share [Member]
Number of units issued			1
Private Placement [Member] | Common Class A [Member]
Number of units issued			1
Price per share			$ 11.50
Number of ordinary shares			1
Private Placement [Member] | Sponsor [Member]
Number of units issued			265,000
Sale of stock number of shares issued		265,000
Private Placement [Member] | Representatives [Member]
Number of units issued			440,000